Supplement dated April 20, 2016
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners Small Cap Value Fund (the Fund)	5/1/2015
Effective June 21, 2016, Donald Smith & Co., Inc. (Donald Smith) no longer serves as a subadviser to the Fund and, as of such date, all references to Donald Smith are hereby removed.
Shareholders should retain this Supplement for future reference.
S-6466-268 A (4/16)